Note 23 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
23—
INCOME TAXES

23
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1
Income / (Loss) before income taxes

Income / (loss) before income taxes is comprised of the following:	2019	2018	2017
France	1,803	1,687	1,003
Other countries	388	(1,667)	(1,296)
Total	2,191	20	(293)

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2
Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following:	2019	2018	2017
Current income tax expense:
France	(237)	(163)	(161)
Other countries	(550)	(351)	(373)
Sub-total current income tax expense	(787)	(515)	(534)
Deferred income tax (expense) benefit:
France	(1)	2	(15)
Other countries	109	155	161
Sub-total deferred income tax (expense) benefit	108	157	146
Total	(679)	(358)	(388)

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Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows by nature:

	December 31,
	2019	2018
Net operating loss carry forwards	13,642	13,675
Elimination of intercompany profit in inventory	269	187
Elimination of intercompany profit in fixed assets	349	343
Provisions for retirement indemnities	577	488
Capital leases treated as operating leases for tax	29	10
Other items	544	174
Total deferred tax assets	15,410	14,877
Total deferred tax liabilities	-	-
Net deferred tax assets	15,410	14,877
Valuation allowance for deferred tax assets	(14,977)	(14,553)
Deferred tax assets (liabilities), net of allowance	432	324

Net operating loss carryforwards available amounts to
€57,701
thousand as of
December 31, 2019,
of which
€31,359
thousand at EDAP TMS SA,
€22,413
thousand at Edap Technomed Inc.,
€2,171
thousand at Edap Technomed Co Ltd Japan,
€1,758
thousand at EDAP Technomed Italia S.R.L. These net operating losses generate deferred tax assets of
€13,642
thousand as at
December 31, 2019.
Realization of these tax assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of
December 31, 2019,
€55,530
thousand out of these
€57,701
thousand net operating loss carry-forwards have
no
expiration date but the amount of the net operating loss carry-forward, which can be used each year to offset taxable earnings, is limited in all jurisdictions. The remaining tax loss carry-forwards expire from years
2019
through
2029.
In accordance with ASC
740,
a valuation allowance is established if, based on the weight of available evidence, it is more-likely-than-
not
that some portion or all of the deferred tax asset will
not
be realized.

The
2017
U.S. Tax Act was enacted on
December 22, 2017.
The
2017
U.S. Tax Act includes a number of changes in existing tax law which impacted our business in the U.S. Starting with tax year
2018,
the U.S. corporate tax rates changed from a graduated system ranging from
15%
to
39%
to a flat
21%
of taxable net income.  For taxable net income of
$100K
and greater for years
2018
and following, EDAP’s U.S. subsidiary would pay significantly lower taxes than with the previous tax law.

Starting from tax year
2019,
the French corporate tax rates of taxable net income will gradually decrease from
28%
to
25%
in
2022.

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4
Effective tax income (expense)

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax income (loss) is as follows:

	2019	2018	2017
Effective income / (loss) tax at French statutory tax rate	(614)	(6)	98
Income of foreign subsidiaries taxed at different tax rates	(51)	(124)	64
Effect of net operating loss carry-forwards and valuation allowances	189	(210)	(1,530)
Non-taxable debt fair value variation	-	235	1,026
Permanent differences	(251)	(392)	178
Effect of cancellation of intra-group positions	(54)	35	144
French business tax included in income tax (CVAE)	(159)	(161)	(161)
Other	263	265	(207)
Effective income (loss) tax	(679)	(358)	(388)

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Uncertainty in Income Taxes

According to ASC
740,
the Company reviewed the tax positions of each subsidiary. On
December 31, 2019
the Company believes that there is
no
significant uncertainty in the Company’s tax positions.

The Company remains subject to examination by major tax jurisdictions.

Interest and penalties on income taxes are classified as a component of the provision for income taxes. There were no
interest or penalties in
2019,
2018
and
2017.